CONSOLIDATED BALANCE SHEETS (FY) (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common stock, shares issued (in shares)	132,349,534	132,349,534	132,349,534
Common stock, shares outstanding (in shares)	96,606,946	96,034,352	95,425,432
Treasury stock, shares (in shares)	35,742,588	36,315,182	36,924,102